RULE 24F-2 NOTICE
                                       FOR
                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                   FILE NOS. 33-90684, 333-34199 AND 333-71753

Fiscal period for which notice is filed                                 12/31/01

Securities registered and unsold at the beginning of
  the fiscal year                                                              0

Securities registered during this year other than pursuant
  to Rule 24f-2                                                                0

Sale price of accumulation units sold during fiscal year
  ending December 31, 2001                                          $ 32,731,710

Aggregate sale price of accumulation units sold during the
  fiscal year ended December 31, 2001                               $ 32,731,710

Redemption price of accumulation units redeemed during the
  fiscal year ending December 31, 2001                              $ 16,405,704

Total amount upon which fee calculation is based                    $ 16,326,006

Fee submitted (.000092)
                                                                    $      1,502

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                                 BY JOHN OEHMKE

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER